Expense Example {- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-11 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Retail Class
Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381